Shareholder Report, Holdings (Details)	Apr. 30, 2026
CLASS I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.19%
CLASS I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.33%
CLASS I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
CLASS I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
CLASS I | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.67%
CLASS I | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CLASS I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
CLASS I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.03%
CLASS I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
CLASS I | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.61%
CLASS I | Teledyne Technologies Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CLASS I | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.89%
CLASS I | Microchip Technology Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.58%
CLASS I | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
CLASS I | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.44%
CLASS I | Nordson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.44%
CLASS I | CBRE Group, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CLASS I | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CLASS I | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.29%
CLASS I | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	26.26%
Class N | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.19%
Class N | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.33%
Class N | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class N | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
Class N | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.67%
Class N | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class N | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Class N | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Class N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Class N | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Class N | Teledyne Technologies Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class N | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Class N | Microchip Technology Incorporated
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class N | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Class N | Corpay, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Class N | Nordson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.44%
Class N | CBRE Group, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class N | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class N | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Class N | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	26.26%